Cash, Cash Equivalents and Short-Term Investments - Additional Information (Detail) (Maximum [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Short term investment maturity period	1 year	1 year	1 year